Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Mar. 31, 2026
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value		¥ 60,859		¥ 78,020
Other assets		555		1,163
Policy liabilities and policy account balances		145,670		138,027
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value	[1]	60,859		78,020
Other assets		555		1,163
Policy liabilities and policy account balances		145,670		138,027
Fair Value, Measurements, Recurring | Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[2]	555		1,163
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and policy account balances	[3]	145,670		138,027
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gain (loss) from change in fair value		(3,152)	¥ (1,077)
Gains (losses) from changes in instrument-specific credit risk		0	0
Aggregate unpaid loan principal balance		64,741		79,364
Aggregate loan fair value		60,859		78,020
Amount by which aggregate fair value of loan was less than aggregate unpaid loan principal balance		3,882		1,344
Fair Value, Measurements, Recurring | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gain (loss) from change in fair value		(212)	90
Fair Value, Measurements, Recurring | Japanese and foreign government bond securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		17,551		3,024
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gain (loss) from change in fair value		13	365
Fair Value, Measurements, Recurring | Corporate debt securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		9,006		11,927
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gain (loss) from change in fair value		964	¥ 1,206
Fair Value, Measurements, Recurring | Equity securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		25,231		24,845
Amounts investment funds measured at net asset value per share are not included in above tables		182,674		168,854
Fair Value, Measurements, Recurring | 90 Days or More Past Due | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate unpaid loan principal balance		5,633		9,858
Aggregate loan fair value		3,975		8,657
Amount by which aggregate fair value of loan was less than aggregate unpaid loan principal balance		¥ 1,658		¥ 1,201

[1]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income for the six months ended September 30, 2025 was a loss of ¥1,077 million from the change in the fair value of the loans. For the six months ended September 30, 2026, a loss of ¥3,152 million from the change in the fair value of the loans was included in “Finance revenues.” No gains or losses were recognized in earnings during the six months ended September 30, 2025 and 2026 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2026, were ¥ 79,364 million and ¥ 78,020 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥ 1,344 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2026, were ¥64,741 million and ¥60,859 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥3,882 million. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of March 31, 2026, were ¥9,858 million and ¥8,657 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥1,201 million. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of September 30, 2026, were ¥5,633 million and ¥3,975 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥1,658 million.
[2]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥1,163 million and ¥555 million as of March 31, 2026 and September 30, 2026, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six months ended September 30, 2025 and 2026, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”
[3]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥138,027 million and ¥145,670 million as of March 31, 2026 and September 30, 2026, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six months ended September 30, 2025 and 2026, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”